BUSINESS COMBINATIONS (Details 4) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets	$ 9,362,993	$ 795,864	$ 1,432,554
Goodwill	9,161,486	$ 3,517,315	$ 3,517,315
Novo Asset Purchase
Accounts receivable	762,000
Prepaid Assets	55,000
Intangible Assets	619,652
Goodwill	6,103,961
Assumed Liabilities	(423,188)
Total Purchase Price	$ 7,117,425